EQUITY - Preferred Stock Activity (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	64,000	64,000
Preferred stock, shares issued (in shares)	64,000	64,000
Preferred stock, shares outstanding (in shares)	64,000	64,000
Series A
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	32,000	32,000
Preferred stock, shares issued (in shares)	32,000	32,000
Preferred stock, shares outstanding (in shares)	32,000	32,000
Series B
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares issued (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	20,000	20,000
Series C
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	12,000	12,000
Preferred stock, shares issued (in shares)	12,000	12,000
Preferred stock, shares outstanding (in shares)	12,000	12,000